SCHEDULE OF ASSET RETIREMENT OBLIGATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation-beginning of year		$ 101,250
Liabilities incurred			$ 101,250
Accretion expense
Rescission of agreement		(101,250)
Asset retirement obligation-end of year